Income Taxes (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Tax effect	$ 34,341
Taiwan operations [Member] | Expiration Year 2017 To 2021 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	91,327
Tax effect	$ 15,525
Expiration year (in years)	2017~2021
Taiwan operations [Member] | Expiration Year 2022 To 2026 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 87,642
Tax effect	$ 14,899
Expiration year (in years)	2022~2026
Hong Kong Operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 1,811
Tax effect	$ 299
Expiration year (in years)	Indefinitely
US operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 9,204
Tax effect	$ 3,618
Expiration year (in years)	2024~2036